Expense Example - Neuberger Berman Emerging Markets Debt Hard Currency ETF - Neuberger Berman Emerging Markets Debt Hard Currency ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	$ 949